Invesco Russell 1000(R) Yield Factor ETF
Invesco Russell 1000<sup>®</sup> Yield Factor ETF<br/><br/> Summary Information
Investment Objective
The Invesco Russell 1000® Yield Factor ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Russell 1000 Yield Factor Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses<br/> (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Russell 1000(R) Yield Factor ETF Invesco Russell 1000(R) Yield Factor ETF
Management Fees	0.19%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.19%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco Russell 1000(R) Yield Factor ETF | Invesco Russell 1000(R) Yield Factor ETF | USD ($)	19	61	107	243

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal yearthe portfolio turnover rate of the Oppenheimer Russell 1000® Yield Factor ETF (the “Predecessor Fund”) was 10% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Predecessor Fund’s in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.

Strictly in accordance with its guidelines and mandated procedures, Frank Russell Company (“Frank Russell” or the “Index Provider”) compiles, maintains, and calculates the Underlying Index, which is constructed using a rules-based methodology that selects a subset of the equity securities from the Russell 1000 Index (the “Parent Index”), which is comprised of the 1,000 largest-capitalization companies in the United States. To construct the Underlying Index, each constituent in the Parent Index is assigned a factor score based on the extent to which the constituent exhibits greater yield characteristics relative to the other constituents in the Parent Index. A company’s yield factor score is based on the 12-month trailing dividend yield as of the last business day of the prior month. An initial weight for each security is determined from the product of the security’s factor score and its weight in the Parent Index. These weights are adjusted to ensure that each constituent and the Underlying Index as a whole satisfy certain constraints with respect to factor exposure, diversification, liquidity, industry exposure, maximum security and minimum security weights, as compared to the Parent Index. Securities in the Parent Index are excluded from the Underlying Index if their relevant factor characteristics fall below an algorithmically-determined threshold, or if their adjusted weights fall below a certain de minimis amount.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. Historically, the Underlying Index has focused on certain sectors. As of October 26, 2018, the Underlying Index focused on the basic materials, communication services, consumer discretionary, consumer staples, energy, financials, healthcare, industrials, information technology, real estate securities and utilities sectors. The Fund’s portfolio holdings, and the extent to which it concentrates, are likely to change over time.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Calculation Methodology Risk. The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index (or its Parent Index), including information that may be based on assumptions and estimates. Neither the Fund nor the investment adviser can offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.

Dividend-Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such companies’ dividend payments may adversely affect the Fund.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Construction Risk. A stock included in the Underlying Index may not exhibit the factor trait or provide specific factor exposure for which it was selected, and consequently, the Fund’s holdings may not exhibit returns consistent with that factor trait.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.
Basic Materials Sector Risk. Changes in world events, political, environmental and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations may adversely affect the companies engaged in the production and distribution of basic materials.

Communication Services Sector Risk. The value of the securities of communication services companies are particularly vulnerable to rapid advancements in technology, the innovation of competitors, rapid product obsolescence, and government regulation and competition, both domestically and internationally. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer preferences, social trends and marketing campaigns. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.

Consumer Staples Sector Risk. Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending may adversely affect companies in the consumer staples sector. Companies in this sector also are affected by changes in government regulation, world events and economic conditions, as well as natural and man-made disasters and political, social or labor unrest that affect production and distribution of consumer staple products.

Energy Sector Risk. Changes in worldwide energy prices, exploration and production spending may adversely affect companies in the energy sector. Changes in government regulation, world events and economic conditions also affect these companies, particularly in the countries where companies are located or do business. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations also could affect companies in this sector.

Financials Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on the financial services sector and financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Healthcare Sector Risk. Factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments can affect companies in the healthcare sector.

Industrials Sector Risk. Changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector. In addition, these companies are at risk for environmental and product liability damage claims. Also, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations could adversely affect the companies in this sector.

Information Technology Sector Risk. Factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.

Real Estate Securities Risk. Investing in securities of real estate companies includes risks such as: fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; changes in the availability, cost and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences, including the impact of changes in environmental laws, that may affect the real estate industry.

Utilities Sector Risk. Companies in the utilities sector are subject to a variety of factors that may adversely affect their business or operations, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital in periods of high inflation and unsettled capital markets; governmental regulation of rates the issuer can charge to customers; costs associated with compliance with environmental and other regulations; effects of economic slowdowns and surplus capacity; increased competition; and potential losses resulting from a developing deregulatory environment.
Investment Approach Risk. The Underlying Index, and thus the Fund, seeks to provide exposure to investments based on the yield factor. There can be no assurance that doing so will enhance the Fund’s performance over time. It is expected that targeting exposure to the yield factor will detract from performance in some market environments, perhaps for extended periods. In such circumstances, the investment adviser will not adjust a Fund’s investment process to target a different factor.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Large Shareholder Risk. Certain shareholders, including other funds advised by the Adviser or an affiliate of the Adviser, may from time to time own a substantial amount of Shares. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an AP, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. Similarly, to the extent the Fund permits cash purchases, large purchases of Shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. To the extent the Fund permits redemptions in cash, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Risks Relating to Calculation of NAV. The Fund relies on various third parties and other informative sources to calculate its NAV. Therefore, the Fund is subject to certain operational risks associated with reliance on third party service providers and data sources. NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of the Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Fund may be unable to recover any losses associated with such failures.
Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize realization of capital gains to the extent possible.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The table provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on May 24, 2019. Accordingly, the performance shown below for periods ending on or prior to May 24, 2019 is that of the Predecessor Fund. Updated performance information is available online at www.invesco.com/ETFs.
Annual Total Returns—Calendar Year

Best Quarter	Worst Quarter
5.75% (3rd Quarter 2018)	(8.99)% (4th Quarter 2018)
The Fund's year-to-date total return for the three months ended March 31, 2019 was 11.59%.
Average Annual Total Returns for the Periods Ended December 31, 2018
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns - Invesco Russell 1000(R) Yield Factor ETF	1 Year	Since Inception	Inception Date
Invesco Russell 1000(R) Yield Factor ETF	(5.06%)	(1.10%)	Nov. 08, 2017
Invesco Russell 1000(R) Yield Factor ETF | Return After Taxes on Distributions	(5.77%)	(1.86%)	Nov. 08, 2017
Invesco Russell 1000(R) Yield Factor ETF | Return After Taxes on Distributions and Sale of Fund Shares	(2.44%)	(0.80%)	Nov. 08, 2017
Russell 1000® Yield Factor Index (reflects no deduction for fees, expenses or taxes)	(4.93%)	(0.94%)	Nov. 08, 2017
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	(4.78%)	(1.30%)	Nov. 08, 2017